Material related party transactions - Other transactions with related parties (Details) - CNY (¥)			1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 27, 2021	Jan. 25, 2021	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2019
Material related party transactions
Proceeds from repayment from related parties								¥ 14,713,000
Rental and related expenses						¥ 69,174,000	¥ 33,354,000	12,139,000
Right-of-use assets				¥ 2,342,589,000		2,552,600,000	2,342,589,000
Lease liabilities				¥ 257,997,000		328,933,000	257,997,000
Tax levied		¥ 160,000,000
Mr. Ye Guofu
Material related party transactions
Repayment to the controlling shareholder								11,946,000
MINI Investment Holding Limited
Material related party transactions
Cash advances to related parties									¥ 9,508,000
Proceeds from repayment from related parties								9,508,000
Nome Design Guangzhou Limited
Material related party transactions
Cash advances to related parties					¥ 5,205,000
Proceeds from repayment from related parties								5,205,000
Purchase of products							112,000	581,000
Miniso Lifestyle Nigeria Limited
Material related party transactions
Sales of products						18,046,000		5,312,000
OasVision International Limited
Material related party transactions
Sales of products							16,979,000	9,914,000
Miniso Technology (Guangzhou) Co., Ltd.
Material related party transactions
Sales of products								1,271,000
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Sales of products							11,000
Provision of information technology support and consulting services						916,000	5,688,000	3,050,000
Purchase of products							53,000	894,000
199 Global Holding (Guangzhou) Limited
Material related party transactions
Purchase of products							190,000	135,000
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Purchase of catering services							8,816,000	8,334,000
Guangzhou Chuyunju Catering Management Co. Ltd.
Material related party transactions
Purchase of catering services						6,078,000	3,104,000
Guangzhou Mingchuang Business Development Co., Ltd.
Material related party transactions
Purchase of products						367,000
Rental and related expenses						2,359,000
Payment of rental deposits						1,710,000
Lease agreement period			5 years
Right-of-use assets			¥ 35,993,000
Lease liabilities			¥ 35,993,000
Shanghai Kerong Networks Limited
Material related party transactions
Purchase of products						12,125,000	15,465,000	38,148,000
Shenzhen Zhizhi Brand Incubation Limited
Material related party transactions
Purchase of products							4,407,000	22,220,000
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Sales of products						85,000
Provision of information technology support and consulting services						2,714,000	7,080,000	9,912,000
Purchase of products						1,000	1,029,000	19,000
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Provision of information technology support and consulting services						207,000	2,651,000
Purchase of products						206,000	48,000
ACC Super Accessories International Trade (Shenzhen) Co., Ltd.
Material related party transactions
Purchase of products						452,000
Henhaohe Tea Guangdong Limited
Material related party transactions
Provision of information technology support and consulting services						230,000	8,410,000
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Sales of products						4,020,000
Payment of lease liabilities						26,583,000	4,147,000
Payment of rental deposits						10,647,000
Mingyou Industrial Investment (Guangzhou) Limited
Material related party transactions
Payment of rental deposits						10,647,000
Lease agreement period				3 years
Right-of-use assets				¥ 35,438,000		69,295,000	35,438,000
Lease liabilities				¥ 35,438,000		¥ 69,295,000	35,438,000
Mingyou Industrial Investment (Guangzhou) Limited | Maximum
Material related party transactions
Lease agreement period						3 years
Mingyou Industrial Investment (Guangzhou) Limited | Minimum
Material related party transactions
Lease agreement period						2 years
Mingyou
Material related party transactions
Provision of guarantee for a subsidiary of the equity-accounted investee							¥ 160,000,000	¥ 160,000,000
Ownership interest in subsidiary	80.00%